iShares®

iShares Trust

Supplement dated December 11, 2025 to the

currently effective Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The following changes are expected to take place on or around January 10, 2025.

1.	For each Fund, the section of the SAI entitled “Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following:

Costs Associated with Creation Transactions.

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, an estimate of the creation transaction fee for a Creation Unit based on data as of December 1, 2025. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated creation transaction fee based on data as of December 1, 2025 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$300.00	3.0%

iShares High Yield Corporate Bond BuyWrite Strategy ETF	$150.00	3.0%

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$150.00	3.0%

iShares Russell 2000 BuyWrite ETF	$150.00	3.0%

iShares S&P 500 BuyWrite ETF	$150.00	3.0%

*	As a percentage of the net asset value per Creation Unit.

2.	For each Fund, the section of the SAI entitled “Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following:

Costs Associated with Redemption Transactions.

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, an estimate of the redemption transaction fee for a Creation Unit based on data as of December 1, 2025. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated redemption transaction fee based on data as of December 1, 2025 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$300.00	2.0%

iShares High Yield Corporate Bond BuyWrite Strategy ETF	$150.00	2.0%

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$150.00	2.0%

iShares Russell 2000 BuyWrite ETF	$150.00	2.0%

iShares S&P 500 BuyWrite ETF	$150.00	2.0%

*	As a percentage of the net asset value per Creation Unit.

Appendix A

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BUYWRITE-1225

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